Note 22 - Derivatives	12 Months Ended
Dec. 31, 2024
Notes To Financial Statements [Abstract]
Derivative Instruments and Hedging Activities Disclosure [Text Block]

22. Derivatives:

(a) Interest rate and Cross-currency swaps and interest rate caps that meet the criteria for hedge accounting: The Company manages its exposure to floating interest rates and foreign currencies by entering into interest rate swaps, interest rate caps and cross-currency rate swap agreements with varying start and maturity dates.

The interest rate swaps are designed to hedge the variability of interest cash flows arising from floating rate debt, attributable to movements in three-month or six-month SOFR. According to the Company’s Risk Management Accounting Policy, after putting in place the formal documentation at the inception of the hedging relationship, as required by ASC 815, these interest rate derivatives instruments qualified for hedge accounting. The change in the fair value of the interest rate derivative instruments that qualified for hedge accounting is recorded in “Accumulated Other Comprehensive Income” and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings and is presented in Interest and finance costs. The change in the fair value of the interest rate derivative instruments that did not qualify for hedge accounting is recorded in Gain / (loss) on derivative instruments.

During the year ended December 31, 2024, three NML subsidiaries entered into three interest rate swap agreements with an aggregate notional amount of $33,683, which met hedge accounting criteria according to ASC 815 related to the loans discussed in Notes 11.A.39 and 11.A.40. During the same period and pursuant to the partial prepayment of the loan discussed in note 11.A.40 the NML subsidiary terminated its interest rate swap agreement and recorded a gain of $70, which is included in Gain/ (loss) on derivative instruments, net, in the accompanying 2024 consolidated statement of income.

During the year ended December 31, 2023, the Company entered into four interest rate cap agreements with a facility counterparty relating to the loans discussed in Notes 11.A.12, 11.A.21 and 11.A.30, with an aggregate notional amount of $333,727 to limit the maximum interest rate on the variable-rate debt of the mentioned loans and limit exposure to interest rate variability when three-month SOFR or Daily Compounded SOFR exceeds 2.53%-3.50%. In addition, during the same period, the Company entered into two interest rate cap agreements with a facility counterparty relating to the loans discussed in Note 11.A.25 and Note 11.A.16, with an aggregate notional amount of $310,646 to limit the maximum interest rate on the variable-rate debt of the mentioned loans and limit exposure to interest rate variability when three-month SOFR or Daily Compounded SOFR exceeds 2.74%-3.00%. The interest rate caps were accounted for as cash flow hedges because they are expected to be highly effective in hedging exposure to variable rate interest payments under the respective loans. The Company assessed at the inception of these interest rate caps that only intrinsic value shall be included in the assessment of hedge effectiveness. The Company paid a premium of $21,062 in aggregate, representing the time value of the interest rate caps at their inception. The time value has been excluded from the assessment of hedge effectiveness and is being recognized in earnings using a systematic and rational method over the duration of the respective interest rate caps. Changes in the fair value of the interest rate caps are reported within Accumulated other comprehensive income. The interest rate caps mature during the period from 2026 to 2029.

Furthermore, during the year ended December 31, 2023, the Company entered into an interest rate swap agreement with a notional amount of $45,231, which met hedge accounting criteria according to ASC 815 related to the loan discussed in Note 11.A.10.

During the year ended December 31, 2024, the Company terminated the interest rate caps related to the loans discussed in Notes 11.A.14, 11.A.16, 11.A.17 and 11.A.30 and received the aggregate amount of $4,694, which is included in Gain / (Loss) on derivative instruments, net in the accompanying 2024 consolidated statement of income.

During the year ended December 31, 2023, the Company terminated the interest rate caps related to the loans discussed in Notes 11.A.3, 11.A.12, 11.A.14, 11.A.15, 11.A.16 and 11.A.18 and received the aggregate amount of $9,566, which is included in Gain / (Loss) on derivative instruments, net in the accompanying 2023 consolidated statement of income. Additionally, the Company terminated three interest rate swaps relating to the loan discussed in Note 11.A.6 and received the amount of $7,597 in aggregate, which is included in Gain / (Loss) on derivative instruments, net in the accompanying 2023 consolidated statement of income.

The fair value of the interest rate cap derivative instruments outstanding as of December 31, 2023 and 2024 amounted to an asset of $26,417 and an asset of $11,115, respectively, and is included in the Fair value of derivatives current and non-current in the accompanying December 31, 2023 and 2024 consolidated balance sheets.

At December 31, 2023, the Company had interest rate swap agreements, cross-currency rate swap agreements and interest rate cap agreements with an outstanding notional amount of $1,260,171. As of December 31, 2024, the Company had interest rate swap agreements, and interest rate cap agreements with an outstanding notional amount of $805,028. The fair value of these derivatives outstanding as at December 31, 2023 and 2024 amounted to a net asset of $35,475 and an asset of $31,645, respectively, and these are included in the accompanying consolidated balance sheets. The maturity of these derivatives range between June 2026 and March 2031.

The estimated net amount that is expected to be reclassified within the next 12 months from Accumulated Other Comprehensive Income / (Loss) to earnings in respect of the settlements on interest rate swap and interest rate cap amounts to $10,410.

(b) Cross currency swaps that do not meet the criteria for hedge accounting: During the year ended December 31, 2021, the Company entered into two cross-currency swap agreements, which converted the Company’s variability of the interest and principal payments in Euro into USD functional currency cash flows with respect to the Unsecured Bond (Note 11(c)), in order to hedge its exposure to fluctuations deriving from Euro. Following the early prepayment of the Bond Loan on November 25, 2024, the Company redesignated the two cross-currency swaps as non-hedging instruments and recorded an unrealized loss of $1,047, which is included in Gain / (Loss) on derivative instruments, net in the accompanying 2024 consolidated statement of income.

As of December 31, 2024, the notional amount of the two cross-currency swaps was $122,375 in the aggregate. The principal terms of the two cross-currency swap agreements are as follows:

Effective date	Termination date	Notional amount (Non-amortizing) on effective date in Euro	Notional amount (Non-amortizing) on effective date in USD	Fixed rate (Costamare receives in Euro)	Fixed rate (Costamare pays in USD)	Fair value December 31, 2024 (in USD)

21/5/2021	21/11/2025	€50,000	$61,175	2.70%	4.10%	$(9,310)
25/5/2021	21/11/2025	€50,000	$61,200	2.70%	4.05%	$(9,077)
Total fair value						$(18,387)

The fair value of these derivatives outstanding as at December 31, 2024 amounted to a liability of $18,387 and are included in the accompanying consolidated balance sheets. The maturity of these derivatives is in November 2025.

(c) Foreign currency agreements: As of December 31, 2024, the Company holds 12 Euro/U.S. dollar forward agreements totaling $39,600 at an average forward rate of Euro/U.S. dollar 1.0837, expiring in monthly intervals up to December 2025.

As of December 31, 2023, the Company held 24 Euro/U.S. dollar forward agreements totaling $78,600 at an average forward rate of Euro/U.S. dollar 1.0730, expiring in monthly intervals up to December 2025.

The total change of forward contracts fair value for the year ended December 31, 2024, was a loss of $4,898 (gain of $1,151 for the year ended December 31, 2023 and gain of $2,784 for the year ended December 31, 2022) and is included in Gain / (Loss) on derivative instruments, net in the accompanying consolidated statements of income. The fair value of the forward contracts as at December 31, 2023 and 2024, amounted to an asset of $3,529 and a liability of $1,369, respectively.

(d) Forward Freight Agreements, Bunker swap agreements and EUA futures: As of December 31, 2023 and 2024, the Company had a series of bunker swap agreements, none of which qualify for hedge accounting. The fair value of these derivatives outstanding as of December 31, 2023 and 2024 amounted to a net liability of $2,510 and a net liability of $447, respectively.

As of December 31, 2024, the Company had a series of EUA futures, none of which qualify for hedge accounting. The fair value of these derivatives outstanding as of December 31, 2024 amounted to an asset of $307.

As of December 31, 2023 and 2024, the Company had a series of FFAs, none of which qualify for hedge accounting. The fair value of these derivatives outstanding as of December 31, 2023 and 2024 amounted to a net asset of $11,211 and a net liability of $19,155, respectively. Following ASC 815 provisions and on the basis that enforceable master netting arrangement exists, the Company adopted net presentation for the assets and liabilities of these instruments. As of December 31, 2023 and 2024, the Company deposited cash collateral related to its FFA derivative instruments, bunker swaps and EUAs of $13,748 and $45,221, respectively, which is recorded within margin deposits in the accompanying consolidated balance sheets. The amount of collateral to be posted is defined in the terms of the respective agreement executed with counterparties and is required when the agreed upon threshold limits are exceeded. The following tables present, as of December 31, 2024 and 2023, gross and net derivative assets and liabilities by contract type:

December 31, 2024
	Derivatives	Derivatives
	Assets-Current	Assets-Non-Current
FFAs*	$8,590	$120
Bunker swaps	37	-
Bunker swaps*	304	-
Interest rate swaps	5,684	14,846
Interest rate caps	4,726	6,389
EUA Futures	160	147
Total gross derivative contracts	$19,501	$21,502

Amounts offset
Counterparty netting*	(8,894)	(120)
Total derivative assets, December 31, 2024	$10,607	$21,382

	Derivatives	Derivatives
	Liabilities-Current	Liabilities-Non-Current
FFAs*	$(22,653)	$(5,212)
Bunker swaps	(308)	(15)
Bunker swaps*	(398)	(67)
Cross-currency rate swaps	(18,387)	-
Forward currency contracts	(1,369)	-
Total gross derivative contracts	$(43,115)	$(5,294)

Amounts offset
Counterparty netting*	8,894	120
Total derivative liabilities, December 31, 2024	$(34,221)	$(5,174)

*The Company has adopted net presentation for assets and liabilities related to FFA derivative instruments and bunker swaps.

December 31, 2023
	Derivatives	Derivatives
	Assets-Current	Assets-Non-Current
FFAs*	$30,404	$2,758
Bunker swaps	101	-
Interest rate swaps	7,827	12,864
Interest rate caps	14,716	11,701
Forward currency contracts	1,873	1,656
Total gross derivative contracts	$54,921	$28,979

Amounts offset
Counterparty netting*	(21,611)	(340)
Total derivative assets, December 31, 2023	$33,310	$28,639

	Derivatives	Derivatives
	Liabilities-Current	Liabilities-Non-Current
FFAs*	$(21,611)	$(340)
Bunker swaps	(912)	(1,699)
Cross-currency rate swaps	(2,138)	(9,495)
Total gross derivative contracts	$(24,661)	$(11,534)

Amounts offset
Counterparty netting*	21,611	340
Total derivative liabilities, December 31, 2023	$(3,050)	$(11,194)

*The Company has adopted net presentation for assets and liabilities related to FFA derivative instruments.

The Effect of Derivative Instruments for the years ended
December 31, 2022, 2023 and 2024
Derivatives in ASC 815 Cash Flow Hedging Relationships
	Amount of Gain / (Loss) Recognized in OCI on Derivative
	2022	2023	2024
Interest rate swaps and cross-currency swaps	$36,591	$3,385	$24,337
Interest rate caps (included component)	4,495	6,629	(4,564)
Interest rate caps (excluded component) (1)	6,700	(16,589)	(6,708)
Reclassification to Interest and finance costs	(483)	(22,876)	(23,254)
Reclassification of amount excluded from the interest rate caps assessment of hedge effectiveness based on an amortization approach to Interest and finance costs	1,286	4,354	6,084
Amounts reclassified from Net settlements on interest rate swaps qualifying for hedge accounting to Depreciation	63	63	63
Total	$48,652	$(25,034)	$(4,042)

(1)	Excluded component represents interest rate caps instruments time value.

Derivatives Not Designated as Hedging Instruments under ASC 815
	Location of Gain / (Loss) Recognized in Gain / (Loss) on derivative instruments, net	Amount of Gain / (Loss) Recognized in Gain / (Loss) on derivative instruments, net
		2022	2023	2024
Interest rate swaps / caps and cross-currency swaps	Gain / (loss) on derivative instruments, net	$(182)	$12,207	$(393)
Forward Freight Agreements	Gain / (loss) on derivative instruments, net	108	5,420	(47,684)
Bunker swap agreements	Gain / (loss) on derivative instruments, net	(12)	(1,490)	3,825
EUA futures	Gain / (loss) on derivative instruments, net	-	-	276
Forward currency contracts	Gain / (loss) on derivative instruments, net	2,784	1,151	(4,898)
Total		$2,698	$17,288	$(48,874)